Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

22. Subsequent Events:

22.1 On January 9, 2013, Ocean Rig entered into a drilling contract with Exxonmobil Exploration and Production Ireland (Offshore) Limited, or ExxonMobil, for a one-well program for the Eirik Raude for drilling offshore Ireland. The contract has an estimated duration of up to six months. The Eirik Raude is scheduled to commence this contract in the first quarter of 2013, following the completion of its current contract and the cancellation from European Hydrocarbons Limited, or European Hydrocarbons, discussed below. Under the contract, Ocean Rig has the option to extend the contract for three more wells.

22.2 On February 1, 2013, Ocean Rig entered into a firm four-well program plus options, with Lukoil Overseas Sierra-Leone B.V., or Lukoil, for the Eirik Raude for drilling offshore West Africa. The contract has estimated duration of approximately 12 months. The Eirik Raude is scheduled to commence this contract in the second half of 2013, following the completion of its contract with ExxonMobil discussed above.

22.3 On February 14, 2013, the Company completed a public offering of an aggregate of 7,500,000 common shares of Ocean Rig owned by DryShips. The Company received approximately $123,188 of net proceeds from the public offering.

22.4 On February 28, 2013, Ocean Rig signed definitive documentation for a $1.35 billion syndicated secured term loan facility to partially finance the construction costs of the newbuilding drillships Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena, three of the Ocean Rig's seventh generation drillships scheduled for delivery in July 2013, October 2013 and November 2013, respectively. The facility has a five-year term and a repayment profile of approximately 11 years and will bear interest at LIBOR plus a margin.

22.5 On March 3, 2013, Ocean Rig's customer European Hydrocarbons Limited, or European Hydrocarbons unilaterally cancelled Ocean Rig's drilling contract in West Africa for the Eirik Raude. Under the terms of the contract, European Hydrocarbons will have to reimburse the Company with an early termination payment of approximately $13.7 million plus accrued work performed to date. The total effect on the future revenues (Note 16) will amount to $14.1 million less revenues from this contract during fiscal year 2013.

22.6 On March 15, 2013, the Company reached an agreement with a far eastern shipyard for a $12,500 sellers credit to the Company. This credit is repayable to the yard in one bullet repayment two years after date of drawdown and it bears interest at LIBOR plus 300 basis points per annum. The Company agreed to provide a pledge of 1,602,500 shares in Ocean Rig UDW that the Company owns, which pledge will be automatically released upon repayment of credit.